Fair Value Measurements (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Warrant liability, beginning of period	$ 3,008,500
Recognition of warrant liability during period	(4,903,200)
Mark to Market gain included in net income	$ 1,894,700
Warrant liability, end of period		$ 3,008,500
Fair Value, Inputs, Level 3 [Member]
Warrant liability, beginning of period	$ 3,008,500	2,973,900	$ 6,394,000
Recognition of warrant liability during period			146,800
Mark to Market gain included in net income		34,600	(3,566,900)
Warrant liability, end of period		$ 3,008,500	$ 2,973,900